Goodwill and Other Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2014	Apr. 30, 2013
Summary of changes in the company's goodwill
Goodwill, Beginning Balance	$ 3,052.9	$ 3,054.6
Acquisitions	52.1
Other	(6.8)	(1.7)
Goodwill, Ending Balance	3,098.2	3,052.9
U.S. Retail Coffee [Member]
Summary of changes in the company's goodwill
Goodwill, Beginning Balance	1,720.3	1,720.3
Acquisitions	22.8
Other	0	0
Goodwill, Ending Balance	1,743.1	1,720.3
U.S. Retail Consumer Foods [Member]
Summary of changes in the company's goodwill
Goodwill, Beginning Balance	1,034.6	1,035.2
Acquisitions	0
Other	(2.4)	(0.6)
Goodwill, Ending Balance	1,032.2	1,034.6
International, Foodservice, and Natural Foods [Member]
Summary of changes in the company's goodwill
Goodwill, Beginning Balance	298.0	299.1
Acquisitions	29.3
Other	(4.4)	(1.1)
Goodwill, Ending Balance	$ 322.9	$ 298.0